Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)

	2025	2024
Current	$–	$–
Deferred	–	–
Income tax benefit	$–	$–

Schedule of deferred tax assets or liabilities

	December 31,	December 31,
	2025	2024
Deferred tax assets and liabilities
Net operating losses carried forward	$8,133,000	$7,148,000
Allowance for doubtful debt	–	–
Intangibles	(67,000)	(57,000)
Total deferred tax asset	8,066,000	7,091,000
Less: valuation allowance	(8,066,000)	(7,091,000)
Net deferred tax asset	$–	$–

Schedule of reconciliation of the income tax benefit

	For the Years Ended December 31,
	2025			2024
Statutory tax rate	$(7,735,905)	21.0%		$(1,445,162)	21.0%
State tax rate	(3,256,448)	8.8%		(608,344)	8.8%
Effect of change in income tax rate for deferred tax assets
Effect of expenses not deductible for tax purpose	1,859,369	(5.0%	)	121,214	(1.8%	)
Amortization	(47,465)	0.1%		(31,075)	0.5%
Allowance for doubtful debt	5,416	0.0%		–	0.0%
Change in valuation allowance	9,175,033	(24.9%	)	1,963,367	(28.5%	)
Effective income tax rate	$–	0.0%		$–	0.0%